INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Short-term loans from banks
Short-term loans from banks	₫ 26,872,866	$ 1,069,737,112	₫ 24,210,045
Bank 1
Short-term loans from banks
Short-term loans from banks	9,667,947	384,855,181	6,032,808
Bank 2
Short-term loans from banks
Short-term loans from banks	6,304,181	250,952,629	6,602,705
Bank 3
Short-term loans from banks
Short-term loans from banks	913,404	36,360,177	2,606,592
Bank 4
Short-term loans from banks
Short-term loans from banks	1,447,389	57,616,695	1,439,745
Bank 5
Short-term loans from banks
Short-term loans from banks	962,672	38,321,404	1,088,269
Bank 6
Short-term loans from banks
Short-term loans from banks			462,805
Bank 7
Short-term loans from banks
Short-term loans from banks	3,869,863	154,048,923	3,984,964
Bank 8
Short-term loans from banks
Short-term loans from banks			257,001
Bank 9
Short-term loans from banks
Short-term loans from banks			780,625
Bank 10
Short-term loans from banks
Short-term loans from banks			441,945
Bank 11
Short-term loans from banks
Short-term loans from banks	659,543	26,254,648	442,736
Bank 12
Short-term loans from banks
Short-term loans from banks	1,049,077	41,760,957
Bank 13
Short-term loans from banks
Short-term loans from banks	998,811	39,760,002
Loans from others
Short-term loans from banks
Short-term loans from banks	999,979	39,806,497	69,850
Loans from bank
Short-term loans from banks
Short-term loans from banks	₫ 26,872,866	$ 1,069,737,112	₫ 24,210,045